                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   09/30/2001
                                                -----------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:        28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

William Ehrman                New York, NY       11/05/2001
------------------   -------------------------   ----------
    [Signature]              [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             108
                                               -------------

Form 13F Information Table Value Total:       $ 116,990
                                               -------------
                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number            Name

                       28-2948               Jonas Gerstl
   --1----           -----------             -----------------

                       28-2868               Frederic Greenberg
  --2----           -----------              -------------------

                       28-6826               Julia Oliver
  --3----           -----------              -------------------

                       28-5051               EGS Management,
                                             L.L.C.
   --4----           -----------             -------------------

                       28-5767               EGS Partners, LLC
   --5----           -----------             -------------------

     [Repeat as necessary.]


                                             Form 13F INFORMATION TABLE
                                                    June 29, 2001

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------    -----      -------   -------  --------   ----------     -----  ----------------------
ABGENIX                   COM         00339B107   1,230     SH         54,180     OTHER    1,2,3,4          x
ABIOMED, INC.             COM         003654100     420     SH         24,068     OTHER    1,2,3,5          x
ABIOMED, INC.             COM         003654100   2,251     SH        128,832     OTHER    1,2,3,4          x
ANDR X CORP.              COM         034551107     211     SH          3,250     OTHER    1,2,3,5          x
ANDR X CORP.              COM         034551107   1,412     SH         21,750     OTHER    1,2,3,4          x
AMERICAN EAGLE OUTF       COM         02553E106     597     SH         30,000     OTHER    1,2,3,4          x
AEP INDUSTRIES INC        COM         001031103  28,236     SH      1,129,458     OTHER    1,2,3,4          x
AFFYMETRI X INC           COM         00826T108      63     SH          3,900     OTHER    1,2,3,5          x
AFFYMETRI X INC           COM         00826T108     419     SH         26,100     OTHER    1,2,3,4          x
AMERICAN HOME PRODU       COM         026609107     242     SH          4,160     OTHER    1,2,3,5          x
AMERICAN HOME PRODU       COM         026609107   1,622     SH         27,840     OTHER    1,2,3,4          x
AMGEN CORP.               COM         031162100     168     SH          2,860     OTHER    1,2,3,5          x
AMGEN CORP.               COM         031162100   1,125     SH         19,140     OTHER    1,2,3,4          x
AMARIN CORP PLC - A       SPON ADR A  023111107  11,936     SH        581,963     OTHER      1,2            x
AMAZON.COM INC            COM         023135106      66     SH         11,000     OTHER    1,2,3,4          x
ASTRAZENECA GROUP P       COM         046353108     374     SH          8,000     OTHER    1,2,3,5          x
BEST BUY COMPANY IN       COM         086516101     500     SH         11,000     OTHER    1,2,3,4          x
BEBE STORES INC           COM         075571109     241     SH         16,000     OTHER    1,2,3,4          x
BIOTRANSPLANT, INC.       COM         09066Y107      49     SH          8,987     OTHER    1,2,3,5          x
BIOTRANSPLANT, INC.       COM         09066Y107     535     SH         97,213     OTHER    1,2,3,4          x
BOYD GAMING CORP.         COM         103304101     174     SH         39,100     OTHER    1,2,3,4          x
CANDIE'S INC              COM         137409108     134     SH         72,600     OTHER    1,2,3,4          x
CARNIVAL CORP             COM         143658102     484     SH         22,000     OTHER    1,2,3,4          x
CHARMING   SHOPPES        COM         161133103      76     SH         15,500     OTHER    1,2,3,4          x
CORVEL  CORP              COM         221006109     886     SH         33,696     OTHER    1,2,3,5          x
CORVEL  CORP              COM         221006109   5,515     SH        209,683     OTHER    1,2,3,4          x
CELL THERAPEUTICS,        COM         150934107     762     SH         31,700     OTHER    1,2,3,4          x
CROWN AMERICAN REAL       SH BEN INT  228186102     265     SH         37,300     OTHER    1,2,3,4          x
DURAMED PHARMACEUTI       COM         266354109   1,597     SH         78,895     OTHER    1,2,3,4          x
HEAR X,  LTD              COM         422360305       7     SH         10,100     OTHER    1,2,3,4          x
ENDOCARE, INC.            COM         29264P104     926     SH         52,751     OTHER    1,2,3,4          x
EP MEDSYSTEMS INC         COM         26881P103      70     SH         43,698     OTHER    1,2,3,5          x
EP MEDSYSTEMS INC         COM         26881P103     345     SH        215,682     OTHER    1,2,3,4          x
EP MEDSYSTEMS INC         COM         26881P103   1,839     SH      1,150,000     OTHER      1,2            x
FEDERATED DEPT STOR       COM         31410H101     451     SH         16,000     OTHER    1,2,3,4          x
FLAMEL TECHNOLOGIES       COM         338488109      77     SH         69,031     OTHER    1,2,3,5          x
FIDELITY NATIONAL F       COM         316326107     350     SH         13,000     OTHER    1,2,3,4          x
FOREST LABS  INC          COM         345838106   1,804     SH         25,000     OTHER    1,2,3,4          x


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

GENESCO INC.              COM         371532102     463     SH         28,500     OTHER    1,2,3,4          x
GENZYME CORP.             COM         372917104     118     SH          2,600     OTHER    1,2,3,5          x
GENZYME CORP.             COM         372917104     790     SH         17,400     OTHER    1,2,3,4          x
GILEAD SCIENCES INC       COM         375558103     146     SH          2,600     OTHER    1,2,3,5          x
GILEAD SCIENCES INC       COM         375558103     977     SH         17,400     OTHER    1,2,3,4          x
HASBRO CO                 COM         418056107     182     SH         13,000     OTHER    1,2,3,4          x
HEALTHSOUTH CORP.         COM         421924101     488     SH         30,000     OTHER    1,2,3,5          x
INTEGRA LIFESCIENCE       COM         457985208   1,858     SH         67,254     OTHER    1,2,3,4          x
ICN PHARMACEUTICALS       COM         448924100     326     SH         12,361     OTHER    1,2,3,5          x
ICN PHARMACEUTICALS       COM         448924100     842     SH         31,939     OTHER    1,2,3,4          x
INTERNATIONAL GAME        COM         459902102   1,114     SH         26,200     OTHER    1,2,3,4          x
IMMUNE X CORP             COM         452528102     109     SH          5,850     OTHER    1,2,3,5          x
IMMUNE X CORP             COM         452528102     731     SH         39,150     OTHER    1,2,3,4          x
IMPA X LABORATORIES       COM         45256B101     130     SH          9,900     OTHER    1,2,3,5          x
IMPA X LABORATORIES       COM         45256B101     573     SH         43,786     OTHER    1,2,3,4          x
INTUITIVE SURGICAL        COM         46120E107     251     SH         40,162     OTHER    1,2,3,4          x
JAKKS PACIFIC, INC.       COM         47012E106     184     SH         13,600     OTHER    1,2,3,4          x
PENNY J C INC.            COM         708160106     515     SH         23,500     OTHER    1,2,3,4          x
J. Jill Group, Inc.       COM         466189107     150     SH         12,000     OTHER    1,2,3,4          x
JOHNSON & JOHNSON         COM         478160104     831     SH         15,000     OTHER    1,2,3,5          x
JOHNSON & JOHNSON         COM         478160104   2,596     SH         46,861     OTHER    1,2,3,4          x
KOHL'S CORPORATION        COM         500255104     720     SH         15,000     OTHER    1,2,3,4          x
LIZ CLAIRBORNE INC        COM         539320101     339     SH          9,000     OTHER    1,2,3,4          x
LIMITED INC, THE          COM         532716107     100     SH         10,500     OTHER    1,2,3,4          x
MEDTRONIC INC             COM         585055106      85     SH          1,950     OTHER    1,2,3,5          x
MEDTRONIC INC             COM         585055106   2,187     SH         50,280     OTHER    1,2,3,4          x
MEDTRONIC, INC. RST       COM         585055106     453     SH         11,053     OTHER      1,2            x
MEDIMMUNE, INC.           COM         584699102     185     SH          5,200     OTHER    1,2,3,5          x
MEDIMMUNE, INC.           COM         584699102   1,550     SH         43,500     OTHER    1,2,3,4          x
MEDARE X, INC.            COM         583916101     630     SH         41,700     OTHER    1,2,3,5          x
MEDARE X, INC.            COM         583916101   1,688     SH        111,790     OTHER    1,2,3,4          x
MGM MIRAGE INC            COM         552953101     416     SH         18,500     OTHER    1,2,3,4          x
MICRO THERAPEUTICOM       COM         59500W100     201     SH         42,384     OTHER    1,2,3,5          x
MICRO THERAPEUTICOM       COM         59500W100     971     SH        204,951     OTHER    1,2,3,4          x
MA X XAM INC.             COM         577913106     359     SH         18,200     OTHER    1,2,3,4          x
OSTEOTECH, INC.           COM         688582105     154     SH         43,514     OTHER    1,2,3,5          x
OSTEOTECH, INC.           COM         688582105     526     SH        148,976     OTHER    1,2,3,4          x
PFIZER INC W/RTS          COM         717081103   1,115     SH         27,800     OTHER    1,2,3,5          x
PFIZER INC W/RTS          COM         717081103   1,953     SH         48,700     OTHER    1,2,3,4          x
PHARMACIA CORPORATI       COM         71713U102     105     SH          2,600     OTHER    1,2,3,5          x
PHARMACIA CORPORATI       COM         71713U102     706     SH         17,400     OTHER    1,2,3,4          x
PHYSIOMETRI X INC         COM         718928104     829     SH         99,000     OTHER      1,2            x
PENWEST PHARMACEUTI       COM         709754105     922     SH         53,500     OTHER    1,2,3,4          x
PHILLIPS-VAN HEUSEN       COM         718592108     138     SH         13,900     OTHER    1,2,3,4          x
NASDAQ-100   SHARES       COM         631100104     400     SH         13,800     OTHER    1,2,3,4          x
SCHERING PLOUGH COR       COM         806605101      96     SH          2,600     OTHER    1,2,3,5          x
SCHERING PLOUGH COR       COM         806605101     646     SH         17,400     OTHER    1,2,3,4          x
SKECHERS USA INC- C       COM         830566105     134     SH         11,500     OTHER    1,2,3,4          x
SALI X PHARMACEUTICA      COM         G77770108     523     SH         39,145     OTHER    1,2,3,4          x
SERONO SA -ADR            COM         81752M101     623     SH         32,800     OTHER    1,2,3,5          x
SERONO SA -ADR            COM         81752M101   1,181     SH         62,200     OTHER    1,2,3,4          x


                                5




TEVA PHARMACEUTICAL       COM         881624209   2,192     SH         36,262     OTHER    1,2,3,4          x
TARGET CORPORATION        COM         87612E106     349     SH         11,000     OTHER    1,2,3,4          x
TENET HEALTHCARE CO       COM         88033G100     597     SH         10,000     OTHER    1,2,3,5          x
TENET HEALTHCARE CO       COM         88033G100   1,634     SH         27,400     OTHER    1,2,3,4          x
TRANSPORTACION MARI       ADR SER LSH 893868208   7,559     SH      1,362,041     OTHER    1,2,3,4          x
TRANSPORTACION MARI       SPON ADR A  893868307     450     SH         84,068     OTHER    1,2,3,4          x
TOYS R US INC.            COM         892335100     345     SH         20,000     OTHER    1,2,3,4          x
TUESDAY MORNING COR       COM         899035505     115     SH         12,500     OTHER    1,2,3,4          x
CALL MATRI X PHARMAC       OC         576844104       2     CALL        2,600     OTHER    1,2,3,5          x
CALL MATRI X PHARMAC       OC         576844104      10     CALL       17,400     OTHER    1,2,3,4          x
UNITED PARCEL SERVI       COM         911312106     260     SH          5,000     OTHER    1,2,3,4          x
VIROPHARMA INCORPOR       COM         928241108      33     SH          1,300     OTHER    1,2,3,5          x
VIROPHARMA INCORPOR       COM         928241108     220     SH          8,700     OTHER    1,2,3,4          x
WAL-MART STORES INC       COM         931142103     446     SH          9,000     OTHER    1,2,3,4          x
WET SEAL INC  -CL A       COM         961840105     361     SH         19,600     OTHER    1,2,3,4          x
ZALE CORP                 COM         988858106     278     SH         10,500     OTHER    1,2,3,4          x
ZIMMER HOLDINGS INC       COM         98956P102     162     SH          5,850     OTHER    1,2,3,5          x
ZIMMER HOLDINGS INC       COM         98956P102   1,086     SH         39,150     OTHER    1,2,3,4          x
QUICKSILVER INC.          COM         74838C106     130     SH         10,500     OTHER    1,2,3,4          x

TOTAL                                            116,990































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